Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations and commercial commitments
The following table summarizes our outstanding contractual obligations and commercial commitments as of December 31, 2014.

Contractual Cash Obligations (in thousands)	Rent
2015	$12,999
2016	11,710
2017	11,000
2018	11,203
2019	11,454
Thereafter	108,528
Total	$166,894